Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

As of December 31, 2025 and the issuance date of the consolidated financial statements, the claim against Shengda Group (see Note 1) has not been resolved. The Group evaluated that Shanghai Feiyou’s equity interest in SunCar Online may have been reduced to approximately 47.98% as of the issuance date. However, pursuant to certain concerted action arrangements between Shanghai Feiyou and other shareholders, which collectively hold an aggregate equity interest of approximately 51.03% in SunCar Online, the Group believes that Shanghai Feiyou continues to maintain effective control over SunCar Online. Accordingly, the Group does not expect the outcome of this dispute to have a material impact on its consolidated financial statements.

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the issuance date, April 28, 2026, of the consolidated financial statements, and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.